Exhibit 99.1

Nissan Auto Lease Trust 2017-A

Servicer Report

Collection Period Start	1-Nov-17	Distribution Date	15-Dec-17
Collection Period End	30-Nov-17	30/360 Days	30
Beg. of Interest Period	15-Nov-17	Actual/360 Days	30
End of Interest Period	15-Dec-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,326,837,450.16	1,301,573,304.84	0.9007683
Total Securities		1,444,959,096.94	1,326,837,450.16	1,301,573,304.84	0.9007683
Class A-1 Notes	1.300000%	152,000,000.00	33,878,353.22	8,614,207.90	0.0566724
Class A-2a Notes	1.640000%	300,000,000.00	300,000,000.00	300,000,000.00	1.0000000
Class A-2b Notes	1.450280%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,264,145.32	36,701.55	166.2114824	0.2414576
Class A-2a Notes	0.00	410,000.00	0.0000000	1.3666667
Class A-2b Notes	0.00	302,141.67	0.0000000	1.2085667
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,264,145.32	1,550,919.89

Nissan Auto Lease Trust 2017-A

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	16,594,857.56
Monthly Interest	6,600,162.97

Total Monthly Payments	23,195,020.53
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	705,982.11
Aggregate Sales Proceeds Advance	1,841,070.82

Total Advances	2,547,052.93
Vehicle Disposition Proceeds:
Reallocation Payments	2,359,342.18
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	5,568,061.33
Excess Wear and Tear and Excess Mileage	10,302.27
Remaining Payoffs	0.00
Net Insurance Proceeds	1,482,212.30
Residual Value Surplus	42,765.99

Total Collections	35,204,757.53

Nissan Auto Lease Trust 2017-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,671,007.43			125
Involuntary Repossession	362,553.75			25
Voluntary Repossession	289,894.00			21
Full Termination	—			—
Bankruptcty	35,887.00			2
Insurance Payoff		1,463,161.19		82
Customer Payoff			76,431.97	3
Grounding Dealer Payoff			3,680,640.91	146
Dealer Purchase			1,277,115.88	49

Total	2,359,342.18	1,463,161.19	5,034,188.76	453

Nissan Auto Lease Trust 2017-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	69,074	1,634,425,564.19	7.00000%	1,326,837,450.16
Total Depreciation Received		(21,402,911.24)		(16,389,186.56)
Principal Amount of Gross Losses	(135)	(2,837,510.53)		(2,328,385.26)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(99)	(1,753,181.02)		(1,376,453.82)
Scheduled Terminations	(249)	(6,244,247.04)		(5,170,119.68)

Pool Balance—End of Period	68,591	1,602,187,714.36		1,301,573,304.84
Remaining Pool Balance
Lease Payment				440,794,820.62
Residual Value				860,778,484.22

Total				1,301,573,304.84

III. DISTRIBUTIONS

Total Collections				35,204,757.53
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				35,204,757.53
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				509,099.73
3. Reimbursement of Sales Proceeds Advance				1,324,754.32
4. Servicing Fee:
Servicing Fee Due				1,105,697.88
Servicing Fee Paid				1,105,697.88
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				2,939,551.93

Nissan Auto Lease Trust 2017-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	36,701.55
Class A-1 Notes Monthly Interest Paid	36,701.55
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	410,000.00
Class A-2a Notes Monthly Interest Paid	410,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	302,141.67
Class A-2b Notes Monthly Interest Paid	302,141.67
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Nissan Auto Lease Trust 2017-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,550,919.89
Total Note and Certificate Monthly Interest Paid	1,550,919.89
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	30,714,285.71
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,264,145.32
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	25,264,145.32
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Lease Trust 2017-A

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,450,140.39
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	7,224,795.48
Required Reserve Account Amount	21,674,386.46
Beginning Reserve Account Balance	21,674,386.46
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	21,674,386.46
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,450,140.39
Gross Reserve Account Balance	27,124,526.85
Remaining Available Collections Released to Seller	5,450,140.39
Total Ending Reserve Account Balance	21,674,386.46

Nissan Auto Lease Trust 2017-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.92
Monthly Prepayment Speed			63%
Lifetime Prepayment Speed			58%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,200,452.76
Securitization Value of Defaulted Receivables and Casualty Receivables		2,328,385.26	135
Aggregate Defaulted and Casualty Gain (Loss)		(127,932.50)
Pool Balance at Beginning of Collection Period		1,326,837,450.16
Net Loss Ratio
Current Collection Period		-0.0096%
Preceding Collection Period		-0.0429%
Second Preceding Collection Period		-0.0263%
Third Preceding Collection Period		-0.0322%
Cumulative Net Losses for all Periods		0.1079%	1,558,941.29

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.61%	8,116,749.36	440
61-90 Days Delinquent	0.13%	1,775,546.50	93
91-120 Days Delinquent	0.04%	557,005.68	25
More than 120 Days	0.01%	145,647.11	7

Total Delinquent Receivables:	0.79%	10,594,948.65	565

Nissan Auto Lease Trust 2017-A

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.19%	0.18%
Preceding Collection Period	0.14%	0.14%
Second Preceding Collection Period	0.15%	0.15%
Third Preceding Collection Period	0.19%	0.20%
60 Day Delinquent Receivables	3,660,661.56
Delinquency Percentage	0.28%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,671,007.43	125
Securitization Value	1,976,896.30	125

Aggregate Residual Gain (Loss)	(305,888.87)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	6,350,355.36	423
Cumulative Securitization Value	7,304,870.34	423

Cumulative Residual Gain (Loss)	(954,514.98)

Nissan Auto Lease Trust 2017-A

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	2,161,992.78
Reimbursement of Outstanding Advance	1,324,754.32
Additional Advances for current period	1,841,070.82

Ending Balance of Residual Advance	2,678,309.28

Beginning Balance of Payment Advance	1,546,323.49
Reimbursement of Outstanding Payment Advance	509,099.73
Additional Payment Advances for current period	705,982.11

Ending Balance of Payment Advance	1,743,205.87

Nissan Auto Lease Trust 2017-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO